Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax - Changes In Valuation Allowances Details 5
Balance, April 1	$ 4,459	$ 4,459	$ 853
Charged / (credited) to income tax expense	(189)		3,606
Balance, March 31	$ 4,270	$ 4,459	$ 4,459